Earnings per Share - Summary of Earnings per Share ("EPS") (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic EPS
Net income (loss) attributable to parent company	$ 1,032	$ 1,287	$ 802
Weighted average shares outstanding	894,297,697	899,363,170	884,707,764
Basic EPS	$ 1.15	$ 1.43	$ 0.91
Diluted EPS
Net income (loss) attributable to parent company	$ 1,032	$ 1,287	$ 802
Weighted average shares outstanding	894,297,697	899,363,170	884,707,764
Dilutive effect of stock awards	7,014,595	7,251,641	7,459,507
Dilutive effect of convertible debt	2,333,493	4,341,334	13,918,602
Number of shares used in calculating diluted EPS	903,645,785	910,956,145	906,085,873
Diluted EPS	$ 1.14	$ 1.41	$ 0.89